Contract Assets, Net - Schedule of Contract Assets, Net (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2026 USD ($)
Contract with Customer, Asset, after Allowance for Credit Loss [Abstract]
Beginning balance	$ 91,098,639	$ 11,619,724	$ 59,554,163
Addition	66,392,046	8,468,373	40,444,438
Changes due to billings	(91,537,573)	(11,675,711)	(8,087,529)
Acquisition of subsidiaries	7,478,885	953,939
Deconsolidation of subsidiaries	(9,879,634)	(256,460)
Total	63,552,363		91,911,072	$ 8,106,168
Reversal (allowance) for expected credit losses	2,010,644	256,460	(812,433)
Ending balance	$ 65,563,007	$ 8,362,628	$ 91,098,639